Trust specific information (Tables)	12 Months Ended
Dec. 31, 2025
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows:

	December 31, 2025	December 31, 2024
	$	$
Balance at beginning of year	167,365	115,909
Purchases	310,441	73,480
Sales	(1,936)	—
Redemptions for physical bullion	—	—
Net realized gains (losses) on sales and redemptions for physical bullion	255	—
Net change in unrealized gains (losses)	293,022	(22,024)
Balance at end of year	769,147	167,365